Risk Management - Disclosure of maximum exposure and effects of collateral and other credit enhancements (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	£ 1,447,738	£ 1,484,982
Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	(6,252)	(6,175)
Loan commitments
Disclosure of detailed information about financial instruments [line items]
Notional amount	390,437	395,508
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	256,836	302,380
Netting and set-off	(198,809)	(238,337)
Cash collateral	(31,211)	(34,547)
Notional amount	65,293,067	52,975,278
Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	342,747	353,292
Loans and advances at amortised cost | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,721	5,550
Retail mortgages | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	171,512	173,770
Retail mortgages | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	583	516
Retail credit cards | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	34,221	34,584
Retail credit cards | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,486	3,033
Retail other | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,952	15,084
Retail other | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	353	574
Corporate loans | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	127,062	129,854
Corporate loans | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,299	1,427
Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,773,725	1,833,456
Netting and set-off	(202,685)	(242,779)
Cash collateral	(40,564)	(41,868)
Non-cash collateral	(479,430)	(487,741)
Risk transfer	(20,960)	(27,697)
Exposure net of risk mitigation	1,030,086	1,033,371
Credit risk | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	7,662	5,423
Netting and set-off	(6,758)	(4,356)
Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,357,948	1,413,743
Netting and set-off	(202,685)	(242,779)
Cash collateral	(36,833)	(40,444)
Non-cash collateral	(437,210)	(444,228)
Risk transfer	(18,904)	(25,751)
Exposure net of risk mitigation	662,316	660,541
Total on-balance sheet | Credit risk | Cash and balances at central banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	224,634	256,351
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	224,634	256,351
Total on-balance sheet | Credit risk | Cash collateral and settlement balances
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	108,889	112,597
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	108,889	112,597
Total on-balance sheet | Credit risk | Reverse repurchase agreements and other similar secured lending
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	2,594	776
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(2,594)	(776)
Risk transfer	0	0
Exposure net of risk mitigation	0	0
Total on-balance sheet | Credit risk | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	256,836	302,380
Netting and set-off	(198,809)	(238,337)
Cash collateral	(31,211)	(34,547)
Non-cash collateral	(10,036)	(11,434)
Risk transfer	(3,791)	(7,275)
Exposure net of risk mitigation	12,989	10,787
Total on-balance sheet | Credit risk | Other assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	2,197	1,656
Netting and set-off	0	0
Cash collateral	(1)	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	2,196	1,656
Total on-balance sheet | Credit risk | Non-current assets or disposal groups classified as held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	3,855	0
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	3,855	0
Total on-balance sheet | Credit risk | Loans and advances at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	342,747	353,292
Netting and set-off	(3,876)	(4,442)
Cash collateral	(2,158)	(2,208)
Non-cash collateral	(235,705)	(238,109)
Risk transfer	(14,755)	(17,512)
Exposure net of risk mitigation	86,253	91,021
Total on-balance sheet | Credit risk | Retail mortgages
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	171,512	173,770
Netting and set-off	0	0
Cash collateral	(13)	(328)
Non-cash collateral	(171,484)	(173,308)
Risk transfer	0	(98)
Exposure net of risk mitigation	15	36
Total on-balance sheet | Credit risk | Retail credit cards
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	34,221	34,584
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	34,221	34,584
Total on-balance sheet | Credit risk | Retail other
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	9,952	15,084
Netting and set-off	0	0
Cash collateral	(1,028)	(1,208)
Non-cash collateral	(2,329)	(4,184)
Risk transfer	(39)	(224)
Exposure net of risk mitigation	6,556	9,468
Total on-balance sheet | Credit risk | Corporate loans
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	127,062	129,854
Netting and set-off	(3,876)	(4,442)
Cash collateral	(1,117)	(672)
Non-cash collateral	(61,892)	(60,617)
Risk transfer	(14,716)	(17,190)
Exposure net of risk mitigation	45,461	46,933
Total on-balance sheet | Credit risk | Debt securities at amortised cost | Debt securities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	56,749	45,487
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(956)	(695)
Risk transfer	(156)	(196)
Exposure net of risk mitigation	55,637	44,596
Total on-balance sheet | Credit risk | Debt securities at amortised cost | Loans to government
Disclosure of detailed information about financial instruments [line items]
Risk transfer	(5,100)	(7,600)
Financial assets	5,300	8,000
Total on-balance sheet | Credit risk | Trading portfolio assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	88,151	68,673
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(710)	(780)
Risk transfer	0	(48)
Exposure net of risk mitigation	87,441	67,845
Total on-balance sheet | Credit risk | Trading portfolio assets | Debt securities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	75,498	55,475
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(521)	(530)
Risk transfer	0	0
Exposure net of risk mitigation	74,977	54,945
Total on-balance sheet | Credit risk | Trading portfolio assets | Traded loans
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	12,653	13,198
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(189)	(250)
Risk transfer	0	(48)
Exposure net of risk mitigation	12,464	12,900
Total on-balance sheet | Credit risk | Financial assets at fair value through the income statement
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	199,466	207,477
Netting and set-off	0	0
Cash collateral	(3,463)	(3,689)
Non-cash collateral	(186,847)	(192,212)
Risk transfer	(4)	(9)
Exposure net of risk mitigation	9,152	11,567
Total on-balance sheet | Credit risk | Financial assets at fair value through the income statement | Debt securities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	2,586	3,249
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(221)	(321)
Risk transfer	0	0
Exposure net of risk mitigation	2,365	2,928
Total on-balance sheet | Credit risk | Financial assets at fair value through the income statement | Loans and advances
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	47,639	39,429
Netting and set-off	0	0
Cash collateral	(47)	(17)
Non-cash collateral	(41,334)	(31,544)
Risk transfer	(4)	(9)
Exposure net of risk mitigation	6,254	7,859
Total on-balance sheet | Credit risk | Financial assets at fair value through the income statement | Reverse repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	149,131	164,681
Netting and set-off	0	0
Cash collateral	(3,416)	(3,672)
Non-cash collateral	(145,292)	(160,347)
Risk transfer	0	0
Exposure net of risk mitigation	423	662
Total on-balance sheet | Credit risk | Financial assets at fair value through the income statement | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	110	118
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	110	118
Total on-balance sheet | Credit risk | Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	71,830	65,054
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(362)	(222)
Risk transfer	(198)	(711)
Exposure net of risk mitigation	71,270	64,121
Total on-balance sheet | Credit risk | Financial instruments credit-impaired | Loans and advances at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	4,656	4,867
Netting and set-off	0	0
Cash collateral	(27)	(39)
Non-cash collateral	(3,355)	(3,061)
Risk transfer	(546)	(712)
Exposure net of risk mitigation	728	1,055
Total on-balance sheet | Credit risk | Financial instruments credit-impaired | Retail mortgages
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,996	2,000
Netting and set-off	0	0
Cash collateral	0	(1)
Non-cash collateral	(1,994)	(1,996)
Risk transfer	0	0
Exposure net of risk mitigation	2	3
Total on-balance sheet | Credit risk | Financial instruments credit-impaired | Retail credit cards
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	387	425
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	387	425
Total on-balance sheet | Credit risk | Financial instruments credit-impaired | Retail other
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	317	412
Netting and set-off	0	0
Cash collateral	(23)	(32)
Non-cash collateral	(263)	(323)
Risk transfer	0	(3)
Exposure net of risk mitigation	31	54
Total on-balance sheet | Credit risk | Financial instruments credit-impaired | Corporate loans
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,956	2,030
Netting and set-off	0	0
Cash collateral	(4)	(6)
Non-cash collateral	(1,098)	(742)
Risk transfer	(546)	(709)
Exposure net of risk mitigation	308	573
Total off-balance sheet | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	(504)	(583)
Total off-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	415,777	419,713
Netting and set-off	0	0
Cash collateral	(3,731)	(1,424)
Non-cash collateral	(42,220)	(43,513)
Risk transfer	(2,056)	(1,946)
Exposure net of risk mitigation	367,770	372,830
Notional amount	54,300	48,400
Total off-balance sheet | Credit risk | Loan commitments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	390,437	395,508
Netting and set-off	0	0
Cash collateral	(1,506)	(129)
Non-cash collateral	(41,862)	(41,917)
Risk transfer	(1,773)	(1,666)
Exposure net of risk mitigation	345,296	351,796
Total off-balance sheet | Credit risk | Contingent liabilities
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	25,340	24,205
Netting and set-off	0	0
Cash collateral	(2,225)	(1,295)
Non-cash collateral	(358)	(1,596)
Risk transfer	(283)	(280)
Exposure net of risk mitigation	£ 22,474	£ 21,034